Changes in the scope of the consolidated condensed interim financial statements (Details) $ in Thousands	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)	May 09, 2019 USD ($)
Asset Acquisition [Abstract]
Investments carried under the equity method			$ 127,619	$ 139,925
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets				28,738
Investments carried under the equity method				113,897
Other non-current assets				25,342
Current assets				1,503
Deferred tax liabilities				(2,539)
Other current and non-current liabilities				(1,512)
Non-controlling interests				(92,303)
Asset acquisition - purchase price				(73,126)
Net result of the asset acquisition				$ 0
Amherst Island [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW		75
Total investment		$ 97,200
Asset Acquisition [Abstract]
Investments carried under the equity method		4,900				$ 4,900
Amherst Island [Member] | Algonquin [Member]
Asset Acquisition [Abstract]
Investments carried under the equity method		$ 92,300
Monterrey [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW	142
Total investment	$ 42,000
Percentage interest acquired	30.00%
Asset Acquisition [Abstract]
Investments carried under the equity method	$ 17,000
ASI Ops [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired	100.00%
Asset Acquisition [Abstract]
Investments carried under the equity method	$ 6,000
ATN2 [Member]
Asset Acquisition [Abstract]
Investments carried under the equity method					$ 20,000